Consolidated Statements of Operations ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Operating revenues:
Revenue from customers	₨ 20,748	$ 252.4	₨ 18,341	₨ 15,236
Operating costs and expenses:
Cost of operations (exclusive of depreciation and amortization shown separately below)	1,825	22.2	1,597	1,261
General and administrative	4,777	58.1	2,067	2,988
Depreciation and amortization	4,024	49.0	3,667	3,202
Impairment loss/(reversal)	1,279	15.6	(80)	3,255
Total operating costs and expenses:	11,905	144.9	7,251	10,706
Operating income	8,843	107.5	11,090	4,530
Other expense, net:
Interest expense, net	8,375	101.9	11,930	8,410
Other (income) / expenses	(30)	(0.4)	3	18
Loss/ (Gain) on foreign currency exchange, net	157	1.9	(33)	7
Total other expenses/ (income), net	8,502	103.4	11,900	8,435
(Loss)/Profit before income tax	341	4.1	(810)	(3,905)
Income tax expense	(2,663)	(32.4)	(1,316)	(296)
Net loss	(2,322)	(28.3)	(2,126)	(4,201)
Less: Net profit / (loss) attributable to non-controlling interest	(37)	(0.5)	(22)	5
Net loss attributable to APGL equity Shareholders	₨ (2,285)	$ (27.8)	₨ (2,104)	₨ (4,206)
Net profit / (loss) per share attributable to APGL equity Shareholders
Basic (in Dollars per share and Rupees per share) | (per share)	₨ (35.61)	$ (0.43)	₨ (41.36)	₨ (87.66)
Diluted (in Dollars per share and Rupees per share) | (per share)	₨ (35.61)	$ (0.43)	₨ (41.36)	₨ (87.66)
Shares used in computing basic and diluted per share amounts
Basic (in Shares)	64,166,360	64,166,360	50,876,360	47,979,581
Diluted (in Shares)	64,166,360	64,166,360	50,876,360	47,979,581